Discontinued operations (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Net income (loss) from discontinued operations	$ 0	$ 3,096,834	$ (1,347,473)
Other receivables	159,585	215,175	(106,880)
Trade and other payables	2,049,799	(699,778)	3,604,766
Cash used in operating activities	(10,827,264)	(28,333,273)	(20,746,223)
Cash provided by investing activities	$ (269,579)	12,123,408	268,964
Discontinued Operations [Member]
Statement [Line Items]
Net income (loss) from discontinued operations		3,096,834	(1,347,473)
Gain on sale of property and plant		(4,249,582)	0
Other receivables		(88,588)	38,822
Prepaid expenses and deposits		98,354	(20,091)
Trade and other payables		0	(53,299)
Cash used in operating activities		(1,142,982)	(1,382,041)
Proceeds from sale of property and plant, net		12,730,942	0
Cash provided by investing activities		$ 12,730,942	$ 0